Transfers of Financial Assets (Tables)	12 Months Ended
Oct. 31, 2022
Fair Value [Member]
Statement [Line Items]
Summary of Carrying Value and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities

The following table presents the carrying value and fair values of transferred assets that did not qualify for derecognition and the associated liabilities:

(Canadian $ in millions)		2022		2021
	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Assets

Trading securities (2)	1,062	–	997	–
Residential mortgages	7,503	–	7,847	–
Other related assets (3)	10,012	–	10,009	–
Total	18,577	17,764	18,853	18,859
Associated liabilities (4)	17,471	16,846	18,208	18,323

(1)	Carrying value of loans is net of allowance, where applicable.
(2)
Trading securities represent collateralized mortgage obligations issued by third-party sponsored vehicles, where we do not substantially transfer all the risks and rewards of ownership to third-party investors.

(3)
Other related assets represent payments received on account of mortgages pledged under securitization programs that have not yet been applied against the associated liabilities. The payments received are held in permitted instruments on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying amount of the securitized assets in the table above.

(4)	Associated liabilities are recognized in securitization and structured entities’ liabilities and securities lent or sold under repurchase agreements in our Consolidated Balance Sheet.